DEPOSITS (Schedule of Interest Expense by Deposit Category) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
DEPOSITS [Abstract]
Interest-earning checking	$ 5	$ 8	$ 8
Savings accounts	39	61	76
Money market accounts	28	42	58
Savings certificates	303	425	768
Advance payments by borrowers for taxes and insurance	3	7	8
Total	$ 378	$ 543	$ 918